Properties. Plant and Equipment (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 94,502	$ 99,260
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	91,232	95,826
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	33	35
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	2,533	2,661
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 703	$ 739